Financial Instrument Risk Management - Past Due and Impaired Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Notional amount	$ 157,035	$ 162,948	$ 174,499
Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	51,253	54,600
Mortgages and loans | Gross carrying value | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	56,453
Mortgages and loans | Gross carrying value | Not past due | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	56,228
Mortgages and loans | Gross carrying value | Impaired | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	225
Mortgages and loans | Allowance for losses | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	192
Mortgages and loans | Allowance for losses | Not past due | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	0
Mortgages and loans | Allowance for losses | Impaired | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	192
Mortgages
Disclosure of credit risk exposure [line items]
Notional amount	14,421	14,145
Mortgages | Gross carrying value
Disclosure of credit risk exposure [line items]
Notional amount	14,421	14,146
Mortgages | Gross carrying value | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	15,440
Mortgages | Gross carrying value | Not past due | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	15,360
Mortgages | Gross carrying value | Impaired | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	80
Mortgages | Allowance for losses | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	80
Mortgages | Allowance for losses | Not past due | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	0
Mortgages | Allowance for losses | Impaired | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	80
Loans
Disclosure of credit risk exposure [line items]
Notional amount	36,832	40,455
Loans | Gross carrying value
Disclosure of credit risk exposure [line items]
Notional amount	36,832	$ 40,465
Loans | Gross carrying value | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	41,013
Loans | Gross carrying value | Not past due | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	40,868
Loans | Gross carrying value | Impaired | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	145
Loans | Allowance for losses | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	112
Loans | Allowance for losses | Not past due | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	0
Loans | Allowance for losses | Impaired | Previously stated
Disclosure of credit risk exposure [line items]
Notional amount	112
FVOCI
Disclosure of credit risk exposure [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 8